Commitments and Contingencies 1 (Details) $ in Thousands	1 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jun. 04, 2013 shares	Sep. 05, 2012 USD ($)	Oct. 31, 2013 USD ($)	Oct. 31, 2011 USD ($)	Nov. 30, 2013 shares	Nov. 19, 2012 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 ₩ / shares	Oct. 14, 2011 USD ($)
Vessels [Line Items]
Coverage for pollution									$ 1,000,000
Provision for doubtful receivables									0	$ 215	$ 0
Trade accounts receivable, net									10,889	24,765
Other operational gain									$ 592	$ 10,003	3,787
Korea Line Crporation ("KLC")
Vessels [Line Items]
Description of reverse stock split arrangement									11,502 shares (46,007 shares before split)
Settlement agreement with Ishhar
Vessels [Line Items]
Provision for doubtful receivables													$ 1,949
Settlement agreement date									September 5, 2012
Settlement agreement, amount				$ 5,000
Legal proceeds											2,500
Number of installments				17
Location in income statement									Other operational gain
Other operational gain											2,500
Settlement agreement with Ishhar | First installment
Vessels [Line Items]
Legal proceeds				$ 500
Korea Line Corporation, Rehabilitation plan
Vessels [Line Items]
Provision for doubtful receivables													498
Legal proceeds											177
Trade accounts receivable, net															$ 6,839
Collection period									10 years
Common Stock - Par Value | ₩ / shares														₩ 5,000
Percentage of amount paid in cash															37.00%
Percentage of amount converted into shares															63.00%
Location in income statement									Other operational gain
Proceeds from sale of trading securities								$ 144	$ 550
Number of shares received | shares								11,502
Other operational gain											$ 177
Star Gamma | Korea Line Corporation, Rehabilitation plan
Vessels [Line Items]
Legal proceeds	$ 172				$ 167	$ 172						$ 12	$ 86
Number of shares received | shares							24,196
Star Cosmo | Korea Line Corporation, Rehabilitation plan
Vessels [Line Items]
Legal proceeds		$ 121			$ 10							$ 1
Number of shares received | shares			718				983
Minimum | Settlement agreement with Ishhar | Last sixteen installments
Vessels [Line Items]
Amount per installment				$ 250
Number of installments				16
Maximum | Settlement agreement with Ishhar | Last sixteen installments
Vessels [Line Items]
Amount per installment				$ 500
Number of installments				16